Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7 – Shareholders’ Equity

Share Capital – The Company has 5,000,000,000 Ordinary Shares of authorized capital and 1,177,693,383 Ordinary Shares outstanding at December 31, 2016 and 2015.

On September 18, 2015, in connection with the Acquisition, 55,636,283 Ordinary Shares were issued to Celsus. All periods have been recast to reflect this reverse acquisition.

On September 18, 2015, the Company completed a private placement of 395,881,100 Ordinary Shares for gross proceeds of $75 million at a price of $0.18945 per share.

On September 18, 2015, the Company issued 3,830,400 Ordinary Shares to MTS Health Partners (“MTS”), as partial compensation for financial advisory services to the Company in connection with the Acquisition with a value of $750,000. The Company also paid MTS $500,000 in cash. These amounts were recorded in general and administrative expenses on the Combined and Consolidated Statements of Comprehensive Loss for the year ended December 31, 2015.

Share option plan –

Upon completion of the Acquisition, the Company assumed the former Celsus 2014 Equity Incentive Plan (the “Plan”). In accordance with the Plan, the number of shares that may be issued upon exercise of options under the Plan, shall not exceed 141,142,420 Ordinary Shares. At December 31, 2016, 61,770,222 Ordinary Shares are available for future issuance under the Plan. The option plan is administered by the Company’s board of directors and grants are made pursuant thereto by the compensation committee. The per share exercise price for the shares to be issued pursuant to the exercise of an option shall be such price equal to the fair market value of the Company’s Ordinary Shares on the grant date and set forth in the individual option agreement. Options expire ten years after the grant date and typically vest over one to four years.

The following is a summary of the Company’s share option activity and related information for employees and directors for the year ended December 31, 2016:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value

Options outstanding as of January 1, 2016	61,362,198	$0.34		9.7	$-
Changes during the period:
Granted	22,700,000	$0.14	$0.09
Forfeited	(4,690,000)	$0.21	$0.12
Options outstanding at December 31, 2016	79,372,198	$0.29		8.7	$-
Exercisable options at December 31, 2016	25,486,486	$0.34		8.7	$-

The following is a summary of the Company’s non-vested share options at December 31, 2016 and changes during the year ended December 31, 2016:

		Weighted
		average
	Number	grant date
	of shares	fair value

Non-vested options at December 31, 2015	58,480,181	$0.21
Options granted	22,700,000	$0.09
Options vested	(22,604,469)	$0.18
Non-vested options forfeited	(4,690,000)	$0.12
Non-vested at December 31, 2016	53,885,712	$0.24

On March 23, 2016, the Company granted 11,000,000 options to its employees at an exercise price of $0.141 per share that vest semi-annually over four years. On April 22, 2016, the Company granted 1,300,000 options to a director at an exercise price of $0.18 per share that vest annually over three years. On June 29, 2016, the Company granted 7,800,000 options to its directors at an exercise price of $0.145 per share, 6,500,000 which will vest in full on the date of the Company’s 2017 Annual General Meeting and 1,300,000 of which will vest over three years. On October 13, 2016, the Company granted 1,300,000 options to a director at an exercise price of $0.080621 per share which will vest equally over three years on the date of the Company’s 2017-2019 Annual General Meetings, with the first vesting on the date of the Company’s 2017 Annual General Meeting. On October 13, 2016, the Company granted 1,300,000 options to a resigning director at an exercise price of $ 0.080621 per share which vested immediately upon grant.

The Company accounts for awards of equity instruments issued to employees and directors under the fair value method of accounting and recognize such amounts, upon vesting, in general administrative and research and development expenses within its Combined and Consolidated Statements of Comprehensive Loss. The Company measures compensation cost for all share-based awards at fair value on the date of grant and recognize compensation expense in its Combined and Consolidated Statements of Comprehensive Loss using the straight-line method over the service period over which it expects the awards to vest.

The Company estimates the fair value of all time-vested options as of the date of grant using the Black-Scholes option valuation model, which was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including the expected share price volatility, which is calculated based on the historical volatility of the Company’s Ordinary Shares. The Company uses a risk-free interest rate, based on the U.S. Treasury instruments in effect at the time of the grant, for the period comparable to the expected term of the option. Given its limited history with share option grants and exercises, the Company uses the “simplified” method in estimating the expected term, the period of time that options granted are expected to be outstanding, for its grants.

The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company remeasures liability-classified awards to fair value at each balance sheet date until the award is settled. The Company measures equity-classified awards at their grant date fair value and do not subsequently remeasure them. The Company has classified its stock-based payments which are settled in common stock as equity-classified awards and share-based payments that are settled in cash as liability-classified awards. Compensation costs related to equity-classified awards generally are equal to the grant-date fair value of the award amortized over the vesting period of the award. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at the time. The Company charges (or credits) the change in the liability amounts from one balance sheet date to another to compensation expense. Below are the assumptions used for the options granted during the year:

		December 31,
	2016	2015	2014
Expected dividend yield	0%	0%	-
Expected volatility	74.18%-80.71%	71.28%-81.79%	-
Risk-free interest	1.03%-1.52%	1.51%-2.27%	-
Expected life	5.5-6.25 years	5.5-10 years	-

The following is a summary of the Company’s share options granted separated into ranges of exercise price:

					Remaining
	Options	Weighted		Options	contractual
	outstanding	average	Weighted	exercisable	life (years	Weighted
Exercise	at	remaining	average	at	for	average
price	December	contractual	exercise	December	exercisable	exercise
(range) ($)	31, 2016	life (years)	price ($)	31, 2016	options)	price ($)
0.08-0.19	24,313,351	9.31	0.15	6,950,054	9.22	0.15
0.32	53,597,347	8.72	0.32	17,239,932	8.72	0.32
0.60-0.75	290,000	7.20	0.72	290,000	7.20	0.72
0.98-1.56	311,500	3.24	1.31	311,500	3.24	1.31
2.00	860,000	6.73	2.00	695,000	6.73	2.00
	79,372,198			25,486,486

During the year ended December 31, 2016, the Company recorded approximately $3,933,000 in stock-based compensation expenses for employees and directors. At December 31, 2016, there was approximately $8,957,000 of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s share option plans which the Company expects to recognize over 2.7 years.

  Warrants to service providers and investors –

The warrants outstanding at December 31, 2016, classified as equity, were issued in connection with several private placements of the Company are as follows:

	Number of	Exercise
Grant date	warrants	Price	Expiration date
2012 warrants	1,383,086	$ 1.72 - $2.25	January 16, 2017-November 30, 2017
2013 warrants	399,160	$2.00	January 16, 2018-September 17, 2018
	1,782,246